                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: July 31*
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2007
-------------------------------------------------------------------------------

* This Form N-CSR pertains to the following series of the Registrant that have a July 31 fiscal year end: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund. The remaining series of the Registrant do not have a fiscal year end of July 31.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) STRATEGIC VALUE FUND

10/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/07

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                         123,700        $  7,472,716
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                           193,140        $ 12,949,088
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                       432,580        $ 25,137,224
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                                        389,895        $ 11,189,987
---------------------------------------------------------------------------------------------------------------------------------
E.W. Scripps Co., "A"                                                                                 311,190          14,006,662
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                                 200,860           8,293,509
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 33,490,158
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                                                79,430        $  9,023,248
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. (a)                                                                           634,100           7,063,874
---------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                                                                                 217,900           3,884,116
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,971,238
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. (a)                                                                                 1,344,680        $ 13,446,800
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                     747,800        $  9,489,582
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                           813,850          19,597,508
---------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (a)                                                                                25,900             593,369
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 29,680,459
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                                                              158,060        $  7,021,025
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Tyco Electronics Ltd.                                                                                 209,010        $  7,455,387
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (a)                                                                           209,270           8,615,646
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,071,033
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                              448,770        $ 26,486,405
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                    289,420          27,031,828
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 53,518,233
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. (a)                                                                       899,100        $  8,316,675
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
AbitibiBowater, Inc.                                                                                   99,490        $  3,408,527
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Macy's, Inc.                                                                                          708,460        $ 22,691,974
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 13.7%
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                        386,520        $ 20,253,648
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. (a)                                                                                   1,552,980          24,521,554
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                         941,850          25,712,505
---------------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc.                                                                                  451,160          23,555,064
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 94,042,771
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 12.4%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                 496,518        $ 23,971,889
---------------------------------------------------------------------------------------------------------------------------------
Bank of New York Mellon Corp.                                                                         603,019          29,457,478
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                  549,540          25,828,380
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                     80,080           5,778,573
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 85,036,320
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                                         67,050        $  1,977,975
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 8.4%
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                                                         1,717,910        $ 23,827,412
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc.                                                                                     203,840           8,561,280
---------------------------------------------------------------------------------------------------------------------------------
Covidien Ltd.                                                                                         208,990           8,693,984
---------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                            417,530          16,730,427
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 57,813,103
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                   567,310        $ 20,701,142
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)                                                                           1,055,877        $ 17,031,296
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                   136,300        $ 11,044,389
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                           181,650           9,618,368
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,662,757
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                           243,420        $  3,777,878
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                           135,000           7,051,050
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                     219,440           4,343,827
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,172,755
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC, ADR                                                                               37,160        $  1,904,450
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)                                                                         462,940           8,578,278
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                 524,970          25,529,291
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 36,012,019
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                                               927,230        $ 18,136,619
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                       108,210        $  3,424,847
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)                                                          786,600        $  5,647,788
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                          579,765          26,709,774
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,357,562
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                    137,780        $ 10,048,295
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                             144,110        $  4,184,954
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                 114,220          10,919,432
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,104,386
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $680,696,997
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                                   7,136,928
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $687,833,925
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of October 31, 2007, the fund had one security that was fair valued, aggregating $3,884,116 and 0.57% of market value, in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in this report and are defined:
ADR               American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC VALUE FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 10/31/07


(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $618,232,529
                                                                 ============
Gross unrealized appreciation                                    $112,341,155
Gross unrealized depreciation                                     (49,876,687)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 62,464,468
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) NEW ENDEAVOR FUND

10/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/07

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                                              23,570        $  1,126,646
---------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc. (a)                                                                                  129,930           1,754,055
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,880,701
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                                                    52,260        $  1,353,534
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)                                                                                    20,176        $  1,566,666
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)                                                                    10,034        $  1,319,973
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                          34,302        $  2,444,018
---------------------------------------------------------------------------------------------------------------------------------
iGate Corp. (a)                                                                                       192,020           1,684,015
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,128,033
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
ACI Worldwide, Inc. (a)                                                                                86,310        $  1,973,910
---------------------------------------------------------------------------------------------------------------------------------
CommVault Systems, Inc. (a)                                                                            88,180           1,793,581
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A" (a)                                                                           22,730           2,235,041
---------------------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. (a)                                                                                194,373           2,682,347
---------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. (a)                                                                                     74,280           2,099,153
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,784,032
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cray, Inc. (a)                                                                                        237,810        $  1,443,507
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp. (a)                                                                             199,860        $  1,608,873
---------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (a)                                                                                76,260           1,747,117
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,355,990
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                                     37,400        $    972,026
---------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A" (a)                                                                            19,720           1,563,007
---------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co. (a)                                                                           20,650             171,189
---------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co., "A" (a)                                                                      41,140             342,285
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                            203,710             885,115
---------------------------------------------------------------------------------------------------------------------------------
Physicians Formula Holdings, Inc. (a)                                                                  58,510             696,269
---------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                                 5,490           1,023,665
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,653,556
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                                                               32,380        $  1,438,320
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Anixter International, Inc. (a)                                                                        29,140        $  2,093,709
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                              28,540           1,965,835
---------------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. (a)                                                                          64,180           2,993,997
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,053,541
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. (a)                                                                                         53,370        $  1,715,312
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd. (a)                                                                    147,722           1,818,458
---------------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. (a)                                                                            55,570           2,792,392
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                                      89,540           1,614,406
---------------------------------------------------------------------------------------------------------------------------------
PLX Technology, Inc. (a)                                                                              138,670           1,447,715
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                                      42,943           1,906,669
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,294,952
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                                    23,590        $  1,332,835
---------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                         11,670             498,542
---------------------------------------------------------------------------------------------------------------------------------
Kodiak Oil & Gas Corp. (a)                                                                            138,910             319,493
---------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (a)                                                                               8,610             610,105
---------------------------------------------------------------------------------------------------------------------------------
Venoco, Inc. (a)                                                                                      103,310           2,361,667
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,122,642
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
North American Energy Partners, Inc. (a)                                                              249,980        $  4,639,629
---------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. (a)                                                                              54,030           1,782,990
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,422,619
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co.                                                                                          9,000        $    249,930
---------------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc.                                                                                    61,820           1,350,149
---------------------------------------------------------------------------------------------------------------------------------
Hain Celestial Group, Inc. (a)                                                                         42,430           1,487,596
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,087,675
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Morgans Hotel Group Co. (a)                                                                            47,660        $  1,084,742
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. (a)                                                                       67,910           1,982,972
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,067,714
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores (a)                                                                               72,780        $    782,385
---------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                                                     78,760           1,477,538
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,259,923
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Allied World Assurance Co. Holdings Ltd.                                                               48,450        $  2,321,240
---------------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                                          31,580             864,029
---------------------------------------------------------------------------------------------------------------------------------
Max Capital Group Ltd.                                                                                 82,660           2,338,451
---------------------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                                  45,150           1,935,581
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,459,301
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. (a)                                                                                          65,110        $  1,763,830
---------------------------------------------------------------------------------------------------------------------------------
Ubisoft Entertainment S.A. (a)                                                                         31,033           2,551,369
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,315,199
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 9.5%
---------------------------------------------------------------------------------------------------------------------------------
Altra Holdings, Inc. (a)                                                                              110,510        $  1,795,787
---------------------------------------------------------------------------------------------------------------------------------
Bucyrus International, Inc.                                                                            51,600           4,257,000
---------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                            10,440             966,535
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc.                                                                                       41,420           3,777,918
---------------------------------------------------------------------------------------------------------------------------------
Polypore International, Inc. (a)                                                                       75,740           1,299,698
---------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                            140,090           4,659,393
---------------------------------------------------------------------------------------------------------------------------------
Titan International, Inc.                                                                              65,250           1,974,465
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,730,796
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.                                                                        63,730        $  1,399,511
---------------------------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. (a)                                                                        68,060           2,841,505
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,241,016
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
ABIOMED, Inc. (a)                                                                                      56,650        $    774,405
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                                                      95,030           2,608,573
---------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. (a)                                                                      164,231           2,248,322
---------------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc. (a)                                                                                   141,450           3,101,998
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc.                                                                                      34,630           1,454,460
---------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc. (a)                                                                                  118,260           1,714,770
---------------------------------------------------------------------------------------------------------------------------------
Dexcom, Inc. (a)                                                                                       81,020             753,486
---------------------------------------------------------------------------------------------------------------------------------
NxStage Medical, Inc. (a)                                                                              77,220           1,138,995
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp. (a)                                                                                     81,200           1,621,564
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,416,573
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                     24,460        $  1,074,528
---------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co. (a)                                                                               38,300           2,228,677
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,303,205
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                                          30,540        $  1,954,560
---------------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                              21,700           1,222,144
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,176,704
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                          30,870        $    545,164
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                                             73,010        $  2,878,784
---------------------------------------------------------------------------------------------------------------------------------
Polycom, Inc. (a)                                                                                      55,060           1,540,579
---------------------------------------------------------------------------------------------------------------------------------
QLogic Corp. (a)                                                                                      102,660           1,594,310
---------------------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc. (a)                                                                              350,090           2,415,621
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,429,294
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)                                                                           24,110        $    933,057
---------------------------------------------------------------------------------------------------------------------------------
Dril-Quip, Inc. (a)                                                                                    22,910           1,221,790
---------------------------------------------------------------------------------------------------------------------------------
Exterran Holdings, Inc. (a)                                                                            26,170           2,203,514
---------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore, Inc. (a)                                                                            64,870           1,754,085
---------------------------------------------------------------------------------------------------------------------------------
Lufkin Industries, Inc.                                                                                30,190           1,795,097
---------------------------------------------------------------------------------------------------------------------------------
Natural Gas Services Group, Inc. (a)                                                                   59,670           1,105,685
---------------------------------------------------------------------------------------------------------------------------------
TETRA Technologies, Inc. (a)                                                                           45,340             892,745
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,905,973
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                                                   24,900        $  1,323,684
---------------------------------------------------------------------------------------------------------------------------------
Center Financial Corp.                                                                                 82,870           1,059,907
---------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                                                 18,571             756,768
---------------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                                                73,620           2,483,939
---------------------------------------------------------------------------------------------------------------------------------
Encore Bancshares, Inc. (a)                                                                            96,760           2,070,664
---------------------------------------------------------------------------------------------------------------------------------
Euro Dekania Ltd. (a)(z)                                                                               88,160           1,208,221
---------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                                      101,480           1,888,543
---------------------------------------------------------------------------------------------------------------------------------
Signature Bank (a)                                                                                     58,564           1,999,961
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,791,687
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Mellanox Technologies Ltd. (a)                                                                         32,940        $    777,713
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc. (a)                                                               25,210        $  1,107,727
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                                      42,677           1,267,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,374,807
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., REIT                                                                             41,370        $  2,267,076
---------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp., REIT                                                                              29,860           1,942,094
---------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp., REIT                                                                           57,850           2,290,282
---------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc., REIT                                                                         61,850           1,685,413
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,184,865
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Panera Bread Co. (a)                                                                                   56,850        $  2,330,282
---------------------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (a)                                                                    62,110           2,485,642
---------------------------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., "A" (a)                                                                         94,670           1,199,469
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,015,393
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                                                        20,270        $    968,095
---------------------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                                 14,580             972,632
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,940,727
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                                                               44,740        $  1,526,529
---------------------------------------------------------------------------------------------------------------------------------
CarMax, Inc. (a)                                                                                       39,670             827,913
---------------------------------------------------------------------------------------------------------------------------------
Citi Trends, Inc. (a)                                                                                  49,600             970,176
---------------------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. (a)                                                                        65,210           2,176,058
---------------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                                            63,280           1,952,821
---------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                                      47,830           1,292,367
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (a)                                                                             81,156           2,050,812
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,796,676
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                            6,470        $    342,392
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Cleco Corp.                                                                                            34,400        $    906,440
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                                                       83,857           1,423,053
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                              41,380           1,201,675
---------------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co.                                                                          37,260           1,048,869
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,580,037
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $195,560,900
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.9%, due 11/01/07 (y)                                               $ 35,000        $     35,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $195,595,900
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                   2,237,071
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $197,832,971
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                   ACQUISITION      ACQUISITION         CURRENT        TOTAL % OF
    RESTRICTED SECURITIES                                              DATE             COST         MARKET VALUE      NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------
    Euro Dekania Ltd.                                                3/08/07         $1,158,069       $1,208,221          0.6%

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW ENDEAVOR FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 10/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $187,487,926
                                                                 ============
Gross unrealized appreciation                                    $ 18,825,200
Gross unrealized depreciation                                     (10,717,226)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $  8,107,974
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) EMERGING MARKETS DEBT FUND

10/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/07

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 93.9%
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 93.7%
---------------------------------------------------------------------------------------------------------------------------------
ARGENTINA - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Autopistas del Sol S.A., 11.5%, 2017 (n)                                                       $       600,000       $    546,000
---------------------------------------------------------------------------------------------------------------------------------
Autopistas del Sol S.A., 11.5%, 2017                                                                   175,000            159,250
---------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina, FRN, 2%, 2018                                                     ARS     2,186,802            502,733
---------------------------------------------------------------------------------------------------------------------------------
GC Impsat Holdings I PLC, 9.875%, 2017 (n)                                                     $       373,000            362,743
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                                     11,249,810         10,030,456
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2015                                                                      4,719,600          4,070,655
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033                                                                   6,357,403          6,436,871
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.389%, 2012                                                             9,522,500          8,643,778
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.83%, 2033                                                      ARS     1,015,000            403,900
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 0%, 2035                                                           $     5,193,000            714,038
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 31,870,424
---------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 16.4%
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                                $       699,000       $    741,849
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016                                                                            500,000            530,650
---------------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (n)                                                                  643,000            661,518
---------------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049                                                                      585,000            603,480
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2010                                                          891,000            929,981
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                      578,000            603,288
---------------------------------------------------------------------------------------------------------------------------------
Bertin Ltda, 10.25%, 2016                                                                            1,017,000          1,123,785
---------------------------------------------------------------------------------------------------------------------------------
Centrais Eletricas Brasileiras S.A., 7.75%, 2015                                                     3,893,000          4,165,510
---------------------------------------------------------------------------------------------------------------------------------
Centrais Eletricas Brasileiras S.A., 7.75%, 2015 (n)                                                   261,000            279,270
---------------------------------------------------------------------------------------------------------------------------------
CESP - Companhia Energetica de Sao Paulo, 9.25%, 2013                                                  100,000            109,500
---------------------------------------------------------------------------------------------------------------------------------
CESP - Companhia Energetica de Sao Paulo, 9.25%, 2013 (n)                                              262,000            286,890
---------------------------------------------------------------------------------------------------------------------------------
CESP - Companhia Energetica de Sao Paulo, 9.75%, 2015 (n)                                    BRL     3,880,620          2,348,910
---------------------------------------------------------------------------------------------------------------------------------
CESP - Companhia Energetica de Sao Paulo, 9.75%, 2015 (l)                                    BRL     1,682,838          1,018,609
---------------------------------------------------------------------------------------------------------------------------------
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, 7.5%, 2016                     $     1,012,000          1,051,266
---------------------------------------------------------------------------------------------------------------------------------
Diamond Finance PLC, 6%, 2015 (n)                                                            BRL     2,404,691          1,341,597
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2009                                                      BRL     6,063,496          3,429,827
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 10%, 2012                                                     BRL     5,588,000          3,040,393
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2017                                                        $    10,894,000         11,133,668
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                              6,039,000          6,763,680
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                                                            982,000          1,239,775
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2024                                                            695,000            910,450
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.25%, 2034                                                           2,413,000          3,127,248
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 7.125%, 2037                                                          6,300,000          7,276,500
---------------------------------------------------------------------------------------------------------------------------------
Globo Comunicacoes e Participacoes S.A., 7.25%, 2022                                                   360,000            356,400
---------------------------------------------------------------------------------------------------------------------------------
Globo Comunicacoes e Participacoes S.A., 7.25%, 2022 (n)                                               931,000            921,690
---------------------------------------------------------------------------------------------------------------------------------
GTL Trade Finance, Inc., 7.25%, 2017 (l)(z)                                                          1,049,000          1,062,361
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                                           753,000            771,825
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012                                                               100,000            102,500
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                                             444,000            461,760
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017                                                                 100,000            104,000
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Federative Republic of Brazil, CLN I), 6%, 2009 (z)                     BRL     1,653,225            935,463
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Federative Republic of Brazil, CLN II), 6%, 2009 (z)                    BRL     1,207,355            683,171
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009 (z)                       BRL     3,924,323          2,220,543
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009 (z)                       BRL     2,650,170          1,499,575
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009 (z)                       BRL     1,509,612            854,200
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)                      BRL     1,922,000          1,045,747
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)                      BRL     2,645,000          1,439,127
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)                      BRL     1,390,000            756,290
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)                      BRL     1,874,000          1,019,631
---------------------------------------------------------------------------------------------------------------------------------
Nota do Tesouro Nacional, 10%, 2017                                                          BRL     3,734,000          1,924,631
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 68,876,558
---------------------------------------------------------------------------------------------------------------------------------
CHILE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Codelco, Inc., 6.15%, 2036                                                                     $     4,741,000       $  4,817,093
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                               1,452,000          1,547,944
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,365,037
---------------------------------------------------------------------------------------------------------------------------------
COLOMBIA - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Bogota D.C., 9.75%, 2028 (n)                                                                 COP 1,358,000,000       $    675,111
---------------------------------------------------------------------------------------------------------------------------------
EEB International Ltd., 8.75%, 2014 (z)                                                        $     1,701,000          1,756,283
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 12%, 2015                                                              COP 3,391,000,000          1,941,033
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 9.85%, 2027                                                            COP 3,900,000,000          2,021,079
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 7.375%, 2037                                                             $     3,055,000          3,488,810
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.33%, 2015                                                               4,600,000          4,830,000
---------------------------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.5%, 2017 (z)                                                               1,593,000          1,666,597
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,378,913
---------------------------------------------------------------------------------------------------------------------------------
CROATIA - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Croatia, FRN, 6.212%, 2010                                                         $     1,033,636       $  1,033,636
---------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cap Cana S.A., 9.625%, 2013 (n)                                                                $       608,000       $    618,640
---------------------------------------------------------------------------------------------------------------------------------
Cerveceria Nacional Dominicana, 8%, 2014 (n)                                                           306,000            315,945
---------------------------------------------------------------------------------------------------------------------------------
Cerveceria Nacional Dominicana, 8%, 2014                                                               753,000            777,473
---------------------------------------------------------------------------------------------------------------------------------
Dominican Republic, 9.04%, 2018                                                                        871,103          1,010,479
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,722,537
---------------------------------------------------------------------------------------------------------------------------------
ECUADOR - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ecuador, 10%, 2030                                                                 $     4,078,000       $  3,894,490
---------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                           $       774,000       $    944,280
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035                                                                 2,490,000          2,888,400
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (n)                                                             1,438,000          1,668,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,500,760
---------------------------------------------------------------------------------------------------------------------------------
GHANA - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ghana, 8.5%, 2017 (l)(z)                                                           $     3,512,000       $  3,602,715
---------------------------------------------------------------------------------------------------------------------------------
GUATEMALA - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034                                                            $       829,000       $    974,075
---------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd., 9%, 2013                                                         $       664,000       $    675,234
---------------------------------------------------------------------------------------------------------------------------------
INDIA - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., 6.625%, 2012 (z)                                                              $       849,000       $    855,645
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                                                 586,000            542,594
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,398,239
---------------------------------------------------------------------------------------------------------------------------------
INDONESIA - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Republic of Indonesia, CLN), 12.8%, 2021 (z)                              $       503,462       $    483,359
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Republic of Indonesia, CLN), 10.25%, 2027 (z)                                     463,729            437,524
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Republic of Indonesia, CLN), FRN, 12.5%, 2013 (z)                                 436,494            426,079
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Republic of Indonesia, CLN), FRN, 11%, 2014 (z)                                   837,117            857,116
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Republic of Indonesia, CLN), FRN, 10%, 2017 (z)                                   596,993            601,059
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Republic of Indonesia, CLN), FRN, 10%, 2017 (z)                                   407,250            398,934
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Republic of Indonesia, CLN), FRN, 10.25%, 2027 (z)                              1,061,205            921,434
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.75%, 2016                                                                  1,874,000          1,932,656
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.75%, 2016 (n)                                                              1,062,000          1,095,241
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.25%, 2017 (n)                                                                683,000            677,024
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.875%, 2037 (l)(n)                                                          2,003,000          1,982,970
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.875%, 2037                                                                   100,000             99,000
---------------------------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013                                                         130,000            128,375
---------------------------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)                                                     668,000            659,650
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 6.625%, 2037 (n)                                                              1,422,000          1,398,893
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 6.625%, 2037                                                                  3,283,000          3,229,651
---------------------------------------------------------------------------------------------------------------------------------
Sertifikat Bank Indonesia, 0%, 2007                                                          IDR 3,628,000,000            396,933
---------------------------------------------------------------------------------------------------------------------------------
Sertifikat Bank Indonesia, 0%, 2007                                                          IDR     4,146,000            453,407
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,179,305
---------------------------------------------------------------------------------------------------------------------------------
IRAQ - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Iraq, 5.8%, 2028                                                                   $     1,629,000       $    985,545
---------------------------------------------------------------------------------------------------------------------------------
KAZAKHSTAN - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
CenterCredit International B.V., 8.625%, 2014 (n)                                              $     1,196,000       $  1,040,520
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011 (n)                                                              1,135,000          1,144,931
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011                                                                    700,000            706,125
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.375%, 2017 (n)                                                              1,094,000          1,022,890
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,914,466
---------------------------------------------------------------------------------------------------------------------------------
MACAU - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Galaxy Entertainment Finance Co. Ltd., FRN, 10.409%, 2010 (n)                                  $       762,000       $    788,670
---------------------------------------------------------------------------------------------------------------------------------
Galaxy Entertainment Finance Co. Ltd., FRN, 10.409%, 2010                                              490,000            507,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,295,820
---------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.625%, 2026                                                        $     3,643,000       $  4,380,034
---------------------------------------------------------------------------------------------------------------------------------
MEXICO - 9.5%
---------------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049(n)                                           $     1,216,000       $  1,171,859
---------------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., FRN, 6.722%, 2049                                                                600,000            578,220
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                        903,000          1,133,265
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75%, 2018 (z)                                                  5,339,000          5,384,382
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%, 2035 (z)                                                 4,714,000          5,039,266
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%, 2035                                                     4,551,000          4,865,019
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 9%, 2011                                                              MXN    10,093,000            987,647
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                              $     3,062,000          4,018,875
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.75%, 2034 (l)                                                              13,002,000         14,542,737
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)                                                  895,000            921,850
---------------------------------------------------------------------------------------------------------------------------------
Vitro S.A. De C.V., 8.625%, 2012                                                                       581,000            579,548
---------------------------------------------------------------------------------------------------------------------------------
Vitro S.A. De C.V., 9.125%, 2017                                                                       640,000            632,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 39,854,668
---------------------------------------------------------------------------------------------------------------------------------
PAKISTAN - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Islamic Republic of Pakistan, 7.125%, 2016                                                     $       967,000       $    897,079
---------------------------------------------------------------------------------------------------------------------------------
Pakistan Mobile Communications, 8.625%, 2013 (n)                                                       340,000            329,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,226,879
---------------------------------------------------------------------------------------------------------------------------------
PANAMA - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Aes Panama S.A., 6.35%, 2016 (n)                                                               $     1,126,000       $  1,107,984
---------------------------------------------------------------------------------------------------------------------------------
Panama Canal Railway Co., 7%, 2026 (z)                                                               1,264,000          1,266,528
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                     5,773,000          7,851,280
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036 (l)                                                                   3,307,000          3,472,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,698,142
---------------------------------------------------------------------------------------------------------------------------------
PERU - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Banco Central El Peru, 0%, 2008                                                                $     3,862,000       $  1,252,245
---------------------------------------------------------------------------------------------------------------------------------
Iirsa Norte Finance Ltd., 8.75%, 2024 (n)(p)                                                         1,755,643          2,045,324
---------------------------------------------------------------------------------------------------------------------------------
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)                                                       1,673,000          1,146,005
---------------------------------------------------------------------------------------------------------------------------------
Peru Enhanced Pass-Through Trust, 0%, 2018                                                             610,000            417,850
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5% to 2007, FRN to 2017                                                            1,468,320          1,464,649
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 6.55%, 2037                                                                        2,294,000          2,414,435
---------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp., 7.5%, 2035                                                                      368,000            401,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,141,628
---------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016                                                             $       100,000       $    102,375
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016 (n)                                                                 853,000            873,259
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 8.4%, 2016                                                                       536,000            594,960
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., FRN, 9.744%, 2011                                                              3,255,000          3,564,596
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                                3,672,000          4,544,100
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.875%, 2019                                                                1,220,000          1,586,000
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.5%, 2024                                                                  5,074,000          5,644,825
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.75%, 2031 (l)                                                             5,136,000          5,855,040
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 6.375%, 2032                                                                4,278,000          4,208,483
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,973,638
---------------------------------------------------------------------------------------------------------------------------------
RUSSIA - 10.4%
---------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                              $     5,213,000       $  5,735,238
---------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 7.288%, 2037                                                                         100,000            106,220
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                             6,133,636          6,306,782
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                          2,980,000          2,920,400
---------------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital S.A., 7.335%, 2013                                                                   848,000            834,771
---------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, 9.625%, 2013                                                                              430,000            495,575
---------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, 6.212%, 2016                                                                           12,081,000         11,871,999
---------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, 6.51%, 2022                                                                             1,664,000          1,621,402
---------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, 7.288%, 2037 (n)                                                                        3,271,000          3,474,456
---------------------------------------------------------------------------------------------------------------------------------
OJSC Russian Agricultural Bank, 6.299%, 2017                                                           305,000            288,957
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel-Communications, 8.25%, 2016                                                                762,000            788,670
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel-Communications, 8.25%, 2016 (n)                                                            378,000            391,230
---------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013                                                                      1,116,000          1,151,042
---------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013 (n)                                                                    860,000            887,004
---------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 6.299%, 2017 (n)                                                                    868,000            822,343
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011                                                            450,000            416,250
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                        328,000            303,400
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2013 (z)                                                                    777,000            777,000
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016                                                                        674,000            657,150
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                                    159,000            155,025
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 6.609%, 2012 (z)                                                                   3,641,000          3,612,843
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 43,617,757
---------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 5.875%, 2022                                                         $     3,122,000       $  3,138,859
---------------------------------------------------------------------------------------------------------------------------------
TRINIDAD & TOBAGO - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)                                          $       697,000       $    697,000
---------------------------------------------------------------------------------------------------------------------------------
TURKEY - 8.9%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, TIPS, 10%, 2012                                                          TRY     7,381,566       $  6,561,429
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 16%, 2012                                                                TRY     5,327,000          4,666,467
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                $     1,107,000          1,172,092
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2016                                                                           979,000          1,024,328
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 6.75%, 2018                                                                      1,249,000          1,267,735
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2020                                                                         2,692,000          2,804,526
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.375%, 2025                                                                     8,659,000          9,189,797
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                                         2,859,000          3,205,511
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 6.875%, 2036 (l)                                                                 7,320,000          7,256,316
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 37,148,201
---------------------------------------------------------------------------------------------------------------------------------
UKRAINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ukraine, 6.385%, 2012 (n)                                                          $       880,000       $    887,434
---------------------------------------------------------------------------------------------------------------------------------
URUGUAY - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 9.25%, 2017                                                               $     2,657,000       $  3,214,970
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 5%, 2018                                                                UYU    70,910,000          3,841,523
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 8%, 2022                                                                  $     4,704,000          5,362,560
---------------------------------------------------------------------------------------------------------------------------------
Republica Orient Uruguay, 7.625%, 2036                                                               3,313,000          3,702,278
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,121,331
---------------------------------------------------------------------------------------------------------------------------------
VENEZUELA - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Petroleos de Venezuela S.A., 5.25%, 2017                                                       $    19,076,000       $ 14,411,900
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014 (l)                                                                1,713,000          1,760,108
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                                      5,522,000          5,052,630
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7.65%, 2025                                                                   8,733,000          8,296,350
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027                                                                     495,000            542,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,063,508
---------------------------------------------------------------------------------------------------------------------------------
VIETNAM - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Vietnam, 6.875%, 2016                                                              $       607,000       $    646,884
---------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                  $393,263,717
---------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, FRN, 8.564%, 2015                                              $     1,015,000       $  1,047,988
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $394,311,705
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER
ISSUER/EXPIRATION DATE/STRIKE PRICE                                                               OF CONTRACTS          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
BRL Currency - November 2007 @ $1.8825 (a)                                                           5,835,750       $        589
---------------------------------------------------------------------------------------------------------------------------------
BRL Currency - November 2007 @ $1.8410 (a)                                                           7,630,945              7,417
---------------------------------------------------------------------------------------------------------------------------------
TRY Currency - November 2007 @ $1.296 (a)                                                            5,313,600                457
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PUT OPTIONS PURCHASED                                                                                        $      8,463
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.9%, due 11/01/07 (y)                                         $     1,568,000       $  1,568,000
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.94%, dated 10/31/07, due 11/01/07, total to be received
$18,767,575 (secured by various U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in a jointly traded account)                                        $    18,765,000       $ 18,765,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                     5,879,875       $  5,879,875
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $420,533,043
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                                  (721,350)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $419,811,693
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of October 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $365,625,556 and 86.94% of market value. An independent pricing service provided an evaluated bid for 67.58% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,092,872, representing 9.8% of net assets.
(p) Payment-in-kind security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                    ACQUISITION       ACQUISITION       CURRENT
RESTRICTED SECURITIES                                                                   DATE              COST       MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
EEB International Ltd., 8.75%, 2014                                                   10/24/07         $1,701,000     $ 1,756,283
GTL Trade Finance, Inc., 7.25%, 2017                                                  10/17/07          1,039,853       1,062,361
ICICI Bank Ltd., 6.625%, 2012                                                          9/26/07            848,287         855,645
JPMorgan Chase Bank (Federative Republic of Brazil, CLN I), 6%, 2009                   3/13/06            711,753         935,463
JPMorgan Chase Bank (Federative Republic of Brazil, CLN II), 6%, 2009                  3/20/06            517,623         683,171
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009                5/25/06-6/01/06       1,516,189       2,220,543
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009                6/05/06-6/12/06       1,043,916       1,499,575
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009                     6/16/06            597,620         854,200
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012               8/31/06-9/05/06         765,214       1,045,747
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012               8/11/06-8/17/06       1,042,952       1,439,127
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012                    9/21/06            540,888         756,290
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012               7/13/06-7/20/06         690,678       1,019,631
JPMorgan Chase Bank (Republic of Indonesia, CLN), 12.8%, 2021                          7/11/07            497,610         483,359
JPMorgan Chase Bank (Republic of Indonesia, CLN), 10.25%, 2027                         6/22/07            463,486         437,524
JPMorgan Chase Bank (Republic of Indonesia, CLN), FRN, 12.5%, 2013                     2/20/07            410,132         426,079
JPMorgan Chase Bank (Republic of Indonesia, CLN), FRN, 11%, 2014                       4/04/07            836,885         857,116
JPMorgan Chase Bank (Republic of Indonesia, CLN), FRN, 10%, 2017                       4/17/07            578,527         601,059
JPMorgan Chase Bank (Republic of Indonesia, CLN), FRN, 10.25%, 2027                    5/23/07          1,016,810         921,434
JPMorgan Chase Bank (Republic of Indonesia, CLN), FRN, 10%, 2017                       5/02/07            393,192         398,934
Panama Canal Railway Co., 7%, 2026                                                    10/29/07          1,264,000       1,266,528
Pemex Project Funding Master Trust, 5.75%, 2018                                       10/17/07          5,302,481       5,384,382
Pemex Project Funding Master Trust, 6.625%, 2035                                      10/17/07          4,892,441       5,039,266
Republic of Ghana, 8.5%, 2017                                                     9/27/07-10/12/07      3,529,650       3,602,715
TGI International Ltd., 9.5%, 2017                                                     9/26/07          1,593,000       1,666,597
TNK-BP Finance S.A., 7.5%, 2013                                                       10/03/07            770,520         777,000
VTB Capital S.A., 6.609%, 2012                                                        10/25/07          3,641,000       3,612,843
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                                          $ 39,602,872
% of Net Assets                                                                                                              9.4%

The following abbreviations are used in this report and are defined:
CLN      Credit-Linked Note
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS     Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS      Argentine Peso
BRL      Brazilian Real
CNY      Chinese Yuan Renminbi
COP      Colombian Peso
IDR      Indonesian Rupiah
KWD      Kuwaiti Dinar
MXN      Mexican Peso
MYR      Malaysian Ringgit
PHP      Philippine Peso
PLN      Polish Zloty
SGD      Singapore Dollar
TRY      Turkish Lira
UYU      Uruguayan Peso

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING MARKETS DEBT FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 10/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $409,752,317
                                                                  ============
Gross unrealized appreciation                                     $ 14,969,333
Gross unrealized depreciation                                       (4,188,607)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 10,780,726
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 10/31/07

                                                                                             NET UNREALIZED
                    CONTRACTS TO          SETTLEMENT                            CONTRACTS     APPRECIATION
TYPE   CURRENCY   DELIVER/RECEIVE         DATE RANGE        IN EXCHANGE FOR     AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
APPRECIATION
------------
BUY       BRL           8,486,083    11/01/07 - 11/13/07       $4,754,523      $4,883,988      $ 129,465
BUY       CNY          48,986,135          11/27/07             6,585,201       6,603,685         18,484
BUY       COP       1,631,064,127          11/29/07               811,879         819,660          7,781
BUY       IDR      11,196,500,000          11/26/07             1,225,000       1,228,275          3,275
SELL      IDR      19,375,970,117    11/15/07 - 11/26/07        2,133,306       2,127,047          6,259
BUY       KWD             452,405          11/29/07             1,583,220       1,635,447         52,227
BUY       MXN          12,289,303          12/18/07             1,125,000       1,146,536         21,536
BUY       MYR           7,112,258          11/27/07             2,113,598       2,134,310         20,712
BUY       PHP          44,088,174          11/19/07               998,826       1,008,526          9,700
BUY       PLN           2,774,050          11/30/07             1,038,153       1,110,331         72,177
BUY       SGD           1,124,798          11/23/07               769,882         778,878          8,995
BUY       TRY             107,656          11/16/07                89,274          91,915          2,641
                                                                                               ---------
                                                                                               $ 353,252
                                                                                               =========

DEPRECIATION
------------
SELL      BRL          10,896,902    11/01/07 - 11/30/07       $5,978,375      $6,267,758      $(289,383)
SELL      COP       3,289,169,748    11/26/07 - 11/29/07        1,629,134       1,653,189        (24,055)
BUY       IDR      18,138,270,000          11/15/07             1,993,600       1,991,520         (2,080)
SELL      MXN          13,914,979          12/18/07             1,275,031       1,298,204        (23,173)
                                                                                               ---------
                                                                                               $(338,691)
                                                                                               =========

FUTURES CONTRACTS OUTSTANDING AT 10/31/07
                                                                                            UNREALIZED
                                                                           EXPIRATION      APPRECIATION
DESCRIPTION                                 CONTRACTS         VALUE           DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 yr (Long)                 50         $5,500,781        Dec-07           $74,434

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of October 31, 2007, are as follows:

---------------------------------
Brazil                      16.8%
---------------------------------
Russia                      10.7%
---------------------------------
Mexico                       9.6%
---------------------------------
Turkey                       9.0%
---------------------------------
Argentina                    7.7%
---------------------------------
Venezuela                    7.2%
---------------------------------
Philippines                  6.6%
---------------------------------
United States                4.4%
---------------------------------
Colombia                     4.0%
---------------------------------
Other Countries             24.0%
---------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 14, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 14, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.